UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end:   October 31, 2012

Date of reporting period:   October 31, 2012

Item 1. Reports to Stockholders.	October 31, 2012

2012 Annual Report

iShares, Inc.

iShares Emerging Markets Corporate Bond Fund  |  CEMB  |  BATS

iShares Emerging Markets High Yield Bond Fund  |  EMHY  |  BATS

iShares Emerging Markets Local Currency Bond Fund  |  LEMB  |  NYSE Arca

iShares Global ex USD High Yield Corporate Bond Fund  |  HYXU  |  BATS

iShares Global High Yield Corporate Bond Fund  |  GHYG  |  BATS

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
7.75%	8.79%	8.09%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/17/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/19/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 10/31/12

Sector/Investment Type	Percentage of Net Assets

Foreign Agency Obligations	35.84%
Financial	22.61
Energy	9.42
Basic Materials	9.29
Communications	6.97
Utilities	4.62
Industrial	3.93
Diversified	3.38
Consumer Non-Cyclical	1.57
Consumer Cyclical	0.52
Short-Term and Other Net Assets	1.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

CNOOC Finance 2012 Ltd., 5.00%, 05/02/42 (China)	2.19%
MDC-GMTN BV, 3.75%, 04/20/16 (United Arab Emirates)	2.00
America Movil SAB de CV, 3.13%, 07/16/22 (Mexico)	1.95
Petrobras International Finance Co., 5.75%, 01/20/20 (Brazil)	1.91
Taqa Abu Dhabi National Energy Co., 4.75%, 09/15/14 (United Arab Emirates)	1.50
Petroleos de Venezuela SA, 9.00%,11/17/21 (Venezuela)	1.37
IPIC GMTN Ltd., 5.00%, 11/15/20 (United Arab Emirates)	1.31
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)	1.31
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (Russia)	1.30
KazMunaiGaz National Co., 9.13%, 07/02/18 (Kazakhstan)	1.23

TOTAL	16.07%

The iShares Emerging Markets Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Index measures the performance of the U.S. dollar-denominated emerging market corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 17, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 7.75%, net of fees, while the total return for the Index was 8.09%.

As represented by the Index, corporate bonds in emerging markets posted strong gains for the reporting period despite a general slowdown in growth rates in many emerging economies. Larger countries such as China, India, and Brazil — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall during the reporting period. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions for the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging market economies. For example, exports comprise approximately 40% of the Chinese economy, and the European Union is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in many emerging markets.

In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth in 2012. Central banks in Brazil and South Korea — the two largest country weightings in the Index as of October 31, 2012 — raised interest rates in 2011 to combat runaway inflation, as did China’s central bank. Although the central banks were successful in lowering the inflation rate, higher borrowing costs put downward pressure on their respective domestic economies.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

On the positive side, economic growth rates in emerging markets remained higher than growth levels in developed countries. This was especially true during the reporting period amid recessions in southern Europe and slowing, below-trend growth in the U.S. and Japan. Emerging market economies have also become more diversified, and government debt levels in most emerging markets are lower than those in the developed regions of the world. Furthermore, central banks in many emerging markets (such as Brazil, South Korea, China, and India) began lowering short-term interest rates by mid-2012 to bolster their respective economies.

Another factor contributing to the strong performance of the Index was increased global demand for yield. With government bond yields in the U.S. and other developed nations hovering near historically low levels, investors sought out higher yields elsewhere, and emerging market corporate bonds benefited from this trend. Corporate debt issuers in emerging markets also tend to have stronger balance sheets and lower debt levels than their counterparts in the U.S.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
10.21%	11.76%	10.68%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Baa3	1.13%
Ba1	36.29
Ba2	3.29
Ba3	7.07
B1	8.61
B2	20.45
B3	2.74
Caa1	0.48
Not Rated	19.94

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Philippines (Republic of the), 6.50%,01/20/20	2.23%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18 (Russia)	2.18
OGX Austria GmbH, 8.50%, 06/01/18 (Brazil)	2.13
Turkey (Republic of), 7.00%, 06/05/20	2.07
Turkey (Republic of), 6.25%, 09/26/22	2.04
Petroleos de Venezuela SA, Series 2015 5.00%, 10/28/15 (Venezuela)	1.84
Petroleos de Venezuela SA, 12.75%, 02/17/22 (Venezuela)	1.84
Turkey (Republic of), 6.75%, 05/30/40	1.80
Venezuela (Bolivarian Republic of), 9.00%, 05/07/23	1.73
Venezuela (Bolivarian Republic of), 9.25%, 05/07/28	1.70

TOTAL	19.56%

The iShares Emerging Markets High Yield Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Index measures the performance of the below-investment-grade U.S. dollar-denominated emerging market sovereign and corporate high yield bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 3, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 10.21%, net of fees, while the total return for the Index was 10.68%.

As represented by the Index, high yield bonds in emerging markets posted double-digit gains for the reporting period despite a general slowdown in growth rates in many emerging market economies. Larger countries such as China, India, and Brazil — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall during the reporting period. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions for the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies. For example, in Turkey (the largest country weighting in the Index as of October 31, 2012) comprised approximately 21% of the country’s economy for 2011, and the European Union is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in many emerging markets.

In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth in 2012. Central banks in countries such as Brazil, China, and South Korea raised interest rates in 2011 to combat runaway inflation. Although the central banks were successful in lowering the inflation rate, higher borrowing costs put downward pressure on their respective domestic economies.

On the positive side, economic growth rates in emerging markets remained higher than growth levels in developed countries. This was especially true during the reporting period amid recessions in southern Europe and slowing, below-trend growth in the U.S. and Japan. Emerging market economies have also become more diversified, and government debt levels in most emerging markets are lower than

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

those in the developed regions of the world. Furthermore, central banks in many emerging markets (such as Brazil, South Korea, China, and India) began lowering short-term interest rates by mid-2012 to bolster their respective economies.

The most important factor contributing to the strong performance of the Index, however, was increased global demand for yield. With government bond yields in the U.S. and other developed nations hovering near historically low levels, investors sought out higher yields elsewhere, and emerging market high yield bonds benefited from this trend.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.53%	7.09%	5.57%	7.92%	9.32%	8.05%	8.24%	9.69%	8.35%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (10/18/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	21.78%
A1	4.52
A2	6.45
A3	4.56
Baa1	20.58
Baa2	13.17
Baa3	8.81
Ba1	8.95
Not Rated	11.18

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDING

As of 10/31/12

Security	Percentage of Net Assets

Korea (Republic of), 5.25%, 09/10/15	5.50%
Korea (Republic of), 3.75%, 06/10/13	4.80
Brazil (Federative Republic of), 9.76%, 01/01/13	4.76
Russian Federation (The), 7.85%, 03/10/18	4.19
Korea (Republic of), 3.00%, 12/10/13	4.16
Brazil (Federative Republic of), 9.76%, 01/01/21	3.67
Turkey (Republic of), 9.00%, 01/27/16	3.33
Brazil (Federative Republic of) , 0.00% 01/01/15	3.32
Malaysia (Federation of), 5.73%, 07/30/19	3.27
Hungary (Republic of), 5.50%, 02/12/16	3.11

TOTAL	40.11%

The iShares Emerging Markets Local Currency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Emerging Markets Broad Local Currency Bond Index (the “Index”). The Index measures the performance of local currency-denominated sovereign bond markets of emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 5.48%, net of fees, while the total return for the Index was 5.57%.

As represented by the Index, emerging markets sovereign debt issued in local currencies posted solid gains for the reporting period. Many emerging market economies experienced a slowdown in their growth rates during the reporting period. Countries such as Brazil, South Korea, and Mexico — the three largest country weightings in the Index at the end of the reporting period — saw their economic growth rates decline. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions for the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies. For example, exports are the backbone of the South Korean economy, and the European Union is the country’s second-largest trading partner (after China). A marked decline in exports to Europe weighed on economic activity in many emerging markets.

In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth in 2012. Central banks in Brazil and South Korea raised interest rates in 2011 to combat runaway inflation, as did smaller emerging markets such as Poland, Malaysia, and Thailand. Although the central banks were successful in lowering the inflation rate in their countries, higher borrowing costs put downward pressure on their respective domestic economies. By the spring of 2012, many of these central banks began lowering short-term interest rates to bolster their economies.

The key factor contributing to the strong performance of the Index was increased global demand for yield. With government bond yields in the U.S. and other developed nations hovering near historically low levels, investors sought out higher yields elsewhere, and emerging markets sovereign debt benefited from this trend.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

Currency fluctuations had a mixed but slightly negative overall impact on Index performance. A stronger U.S. dollar reduces returns on non-U.S. investments for U.S. investors, and the U.S. dollar appreciated by 20% against the Brazilian real, 10% against the South African rand, and approximately 9% versus both the Czech koruna and the Indonesian rupiah. Bonds denominated in these currencies comprised approximately 25% of the Index as of October 31, 2012. The U.S. dollar also declined against several currencies represented in the Index, but to a notably lesser extent — 3% versus the Philippine peso, 2% against the South Korean won and Colombian peso, and 1% against the Malaysian ringgit.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
6.49%	6.74%	6.44%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Industrial	20.70%
Financial	19.69
Communications	16.39
Consumer Cyclical	16.19
Consumer Non-Cyclical	9.06
Basic Materials	5.55
Utilities	4.04
Diversified	3.18
Energy	1.86
Short-Term and Other Net Assets	3.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Lafarge SA, 5.38%, 06/26/17 (France)	2.94%
HeidelbergCement Finance BV, 8.00%, 01/31/17 (Netherlands)	2.89
Fiat Industrial Finance Europe SA, 5.25%, 03/11/15 (Luxembourg)	2.86
Fiat Finance & Trade SA, 6.38%, 04/01/16 (Luxembourg)	2.74
Renault SA, 5.63%, 06/30/15 (France)	2.63
Caixa Geral de Depositos SA, 5.13%, 02/19/14 (Portugal)	2.01
Banco Espirito Santo SA, 5.63%, 06/05/14 (Portugal)	2.00
Wind Acquisition Finance SA, 11.75%, 07/15/17 (Italy)	1.93
Edison SpA, 4.25%, 07/22/14 (Italy)	1.83
Banco Comercial Portugues SA, 5.63%, 04/23/14 (Portugal)	1.75

TOTAL	23.58%

The iShares Global ex USD High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Index”). The Index is designed to provide a broad representation of the global ex-U.S. dollar high yield corporate bond market and consists of high yield corporate bonds denominated in Euros, British pounds sterling and Canadian dollars. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 3, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 6.49%, net of fees, while the total return for the Index was 6.44%.

As represented by the Index, international high yield corporate bonds posted solid returns for the reporting period. Much of the reporting period was characterized by a broad deceleration in global economic activity. One factor behind this trend was the continuing sovereign debt crisis in Europe, which led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Economic growth in China and other emerging market economies also slowed during the reporting period.

In response to slowing global economic conditions, many of the world’s central banks took steps to bolster their respective economies. In the U.S., the Federal Reserve Bank extended its existing economic stimulus programs and enacted a third round of quantitative easing measures to help sustain the economy’s momentum. At around the same time, the European Central Bank cut interest rates to all-time lows and pledged more liquidity to support troubled debt markets on the Continent. Central banks in England, Japan, and China also took actions to stimulate economic activity, ranging from interest rate cuts to quantitative easing programs.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

Despite the slowing economic environment, the actions taken by central banks around the globe provided a favorable backdrop for high yield corporate bonds. However, the most important factor contributing to the strong performance of the Index was increased global demand for yield. With government bond yields in the U.S. and other developed nations hovering near historically low levels, investors sought out higher yields elsewhere, and high yield corporate bonds were significant beneficiaries of this trend.

Currency fluctuations had a modestly negative impact on Index performance for the reporting period. A stronger U.S. dollar reduces returns on non-U.S. investments for U.S. investors, and the U.S. dollar appreciated by approximately 3% versus the euro during the reporting period. High yield securities denominated in euros comprised more than 85% of the Index as of the end of the reporting period. Among the other major currencies represented in the Index, the U.S. dollar rose by 1% against the Canadian dollar and declined by about 1% against the British pound for the reporting period.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
6.53%	7.01%	6.78%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/5/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Communications	21.27%
Consumer Non-Cyclical	14.16
Financial	13.32
Consumer Cyclical	12.81
Energy	10.84
Industrial	10.05
Basic Materials	5.44
Utilities	5.07
Technology	3.58
Diversified	0.95
Short-Term and Other Net Assets	2.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

HeidelbergCement Finance BV, 8.00%, 01/31/17 (Netherlands)	1.25%
HCA Inc., 6.50%, 02/15/20	1.22
Calpine Corp., 7.50%, 02/15/21	1.05
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 7.13%, 04/15/19	1.03
Lafarge SA, 5.38%, 06/26/17 (France)	0.96
Fiat Finance & Trade SA, 6.38%, 04/01/16 (Luxembourg)	0.90
Ally Financial Inc., 8.00%, 03/15/20	0.82
AES Corp. (The), 8.00%, 10/15/17	0.79
NRG Energy Inc., 7.63%, 05/15/19	0.73
FMG Resources (August 2006) Pty Ltd., 6.88%, 02/01/18 (Australia)	0.67

TOTAL	9.42%

The iShares Global High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx Global Developed Markets High Yield Index (the “Index”). The Index is designed to provide a broad representation of the global high yield corporate bond market and consists of high yield corporate bonds denominated in U.S. dollars, Euros, British pounds sterling and Canadian dollars. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 3, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 6.53%, net of fees, while the total return for the Index was 6.78%.

As represented by the Index, global high yield corporate bonds posted solid returns for the reporting period. Much of the reporting period was characterized by a broad deceleration in global economic activity. One factor behind this trend was the continuing sovereign debt crisis in Europe, which led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Economic growth in China and other emerging economies also slowed during the reporting period. In the U.S., uncertainty over the outcome of the U.S. presidential election and a resolution of the “fiscal cliff” (the expiration of certain federal tax cuts and the implementation of automatic government spending reductions set to take place at the end of 2012) weighed on the economy.

In response to slowing global economic conditions, many of the world’s central banks took steps to bolster their respective economies. In the U.S., the Federal Reserve Bank (the “Fed”) extended its existing economic stimulus programs, including a plan to maintain a near-zero interest rate policy until 2015. The Fed also enacted a third round of quantitative easing measures, which involved buying mortgage-backed securities to keep long-term interest rates low and support the housing market, to help sustain the economy’s momentum. At around the same time, the European Central Bank pledged more liquidity to support troubled debt markets on the Continent, and central banks in England, Japan, and China also took actions to stimulate economic activity.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

Despite the slowing economic environment, the actions taken by central banks around the globe provided a favorable backdrop for global high yield corporate bonds. However, the most important factor contributing to the strong performance of the Index was increased global demand for yield. With government bond yields in the U.S. and other developed nations hovering near historically low levels, investors sought out higher yields elsewhere, and high yield corporate bonds were significant beneficiaries of this trend.

Currency fluctuations had a modestly negative impact on Index performance for the reporting period. A stronger U.S. dollar reduces returns on non-U.S. investments for U.S. investors, and the U.S. dollar appreciated by approximately 3% versus the euro and 1% against the Canadian dollar, though it fell by about 1% against the British pound. High yield securities denominated in non-U.S. currencies comprised approximately one-quarter of the Index as of the end of the reporting period, the majority of which were denominated in the euro.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Emerging Markets Corporate
Actual	$1,000.00	$1,067.40	0.60%	$3.13
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.60	3.06
Emerging Markets High Yield
Actual	1,000.00	1,085.10	0.65	3.42
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.65	3.31
Emerging Markets Local Currency
Actual	1,000.00	1,038.50	0.60	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.60	3.06
Global ex USD High Yield Corporate
Actual	1,000.00	1,071.40	0.40	2.09
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares Bond Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Global High Yield Corporate
Actual	$1,000.00	$1,058.70	0.40%	$2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	21

Schedule of Investments

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 62.31%

BRAZIL — 13.05%
Banco Bradesco SA
4.50%, 01/12/17[b]	$200	$215,000
Banco Santander (Brasil) SA
4.50%, 04/06/15[b]	100	103,250
Banco Votorantim SA
7.38%, 01/21/20[b]	200	231,000
Braskem Finance Ltd.
7.00%, 05/07/20[b]	100	117,750
Fibria Overseas Finance Ltd.
7.50%, 05/04/20 (Call 05/04/15)[b]	100	110,750
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	111,550
GTL Trade Finance Inc.
7.25%, 10/20/17[b]	200	232,000
Itau Unibanco Holding SA
5.50%, 08/06/22[b]	200	210,000
6.20%, 04/15/20[b]	100	110,250
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)[b]	46	44,988
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	99	114,028
Odebrecht Finance Ltd.
7.00%, 04/21/20 (Call 04/21/15)[b]	100	115,750
OGX Austria GmbH
8.50%, 06/01/18 (Call 06/01/15)[b]	200	174,500
Telemar Norte Leste SA
5.50%, 10/23/20[b]	100	107,500
Vale Overseas Ltd.
4.38%, 01/11/22	200	212,890
4.63%, 09/15/20	175	188,721
6.88%, 11/21/36	119	146,474
6.88%, 11/10/39	50	62,216
Vale SA
5.63%, 09/11/42	35	37,496
Voto Votorantim Overseas Trading Co.
6.63%, 09/25/19[b]	100	117,500

		2,763,613

Security	Principal (000s)	Value

CHILE — 1.48%
Banco del Estado de Chile
4.13%, 10/07/20[b]	$150	$165,309
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	37	39,359
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	109,361

		314,029
CHINA — 4.16%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	100	104,380
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	400	464,000
CNPC (HK) Overseas Capital Ltd.
3.13%, 04/28/16[b]	200	208,798
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	100	103,250

		880,428
COLOMBIA — 0.78%
Bancolombia SA
6.13%, 07/26/20	147	164,640

		164,640
HONG KONG — 5.45%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	100	113,969
Hongkong Land Finance Co. Ltd.
4.50%, 10/07/25	200	213,352
Hutchison Whampoa Finance (CI) Ltd.
7.45%, 08/01/17[b]	100	124,443
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	108,729
7.63%, 04/09/19[b]	200	257,270
Li & Fung Ltd.
5.25%, 05/13/20	100	110,354
Noble Group Ltd.
6.75%, 01/29/20[b]	100	108,000
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19	100	116,905

		1,153,022

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

INDIA — 2.60%
Axis Bank Ltd.
4.75%, 05/02/16[b]	$100	$103,526
ICICI Bank Ltd.
5.00%, 01/15/16[b]	116	121,693
5.75%, 11/16/20[b]	200	217,589
Vedanta Resources PLC
9.50%, 07/18/18[b]	100	108,250

		551,058
INDONESIA — 1.03%
PT Pertamina (Persero) Tbk
4.88%, 05/03/22[b]	200	217,500

		217,500
ISRAEL — 1.35%
Israel Electric Corp. Ltd.
6.70%, 02/10/17[b]	200	219,000
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	50	66,955

		285,955
JAMAICA — 0.52%
Digicel Ltd.
12.00%, 04/01/14 (Call 11/29/12)[b]	100	110,500

		110,500
KAZAKHSTAN — 0.50%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	100	105,750

		105,750
MEXICO — 6.43%
America Movil SAB de CV
3.13%, 07/16/22	400	412,475
5.00%, 03/30/20	100	117,640
6.13%, 03/30/40	100	132,064
BBVA Bancomer SA Texas Agency
4.50%, 03/10/16[b]	158	167,677
Cemex Espana SA (Luxembourg)
9.88%, 04/30/19 (Call 04/30/16)[b]	150	161,625
Cemex Finance LLC
9.50%, 12/14/16 (Call 12/14/13)[b]	100	106,125
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	110,005

Security	Principal (000s)	Value

Grupo Televisa SAB
6.63%, 01/15/40	$41	$55,109
NII Capital Corp.
10.00%, 08/15/16 (Call 08/15/13)	100	99,250

		1,361,970
PERU — 0.79%
Banco de Credito del Peru
5.38%, 09/16/20[b]	100	110,500
Southern Copper Corp.
6.75%, 04/16/40	48	56,954

		167,454
QATAR — 2.69%
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	116,500
Qtel International Finance Ltd.
5.00%, 10/19/25[b]	200	227,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.30%, 09/30/20[b]	199	224,795

		568,295
RUSSIA — 6.49%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	200	218,000
ALROSA Finance SA
8.88%, 11/17/14[b]	100	110,880
Evraz Group SA
9.50%, 04/24/18[b]	100	112,809
LUKOIL International Finance BV
6.38%, 11/05/14[b]	100	108,552
6.66%, 06/07/22[b]	120	144,948
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	223,806
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	106,985
TNK-BP Finance SA
6.63%, 03/20/17[b]	119	134,045
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16[b]	200	213,510

		1,373,535

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

SINGAPORE — 1.98%
DBS Bank Ltd.
2.35%, 02/28/17[b]	$200	$206,104
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[c]	100	103,759
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	108,765

		418,628
SOUTH KOREA — 7.13%
Hana Bank
4.00%, 11/03/16[b]	200	215,163
Hyundai Capital Services Inc.
6.00%, 05/05/15[b]	200	220,630
Korea Gas Corp.
6.00%, 07/15/14[b]	100	107,700
Korea Hydro & Nuclear Power Co. Ltd.
6.25%, 06/17/14[b]	200	215,498
Korea National Oil Corp.
2.88%, 11/09/15[b]	200	208,457
POSCO
8.75%, 03/26/14[b]	100	109,815
Shinhan Bank
4.38%, 09/15/15[b]	200	215,399
Woori Bank Co. Ltd.
4.75%, 01/20/16[b]	200	217,557

		1,510,219
UKRAINE — 0.48%
Metinvest BV
10.25%, 05/20/15[b]	100	102,090

		102,090
UNITED ARAB EMIRATES — 5.40%
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	94	107,198
DP World Ltd.
6.85%, 07/02/37[b]	100	109,625
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	118,500
IPIC GMTN Ltd.
5.00%, 11/15/20[b]	250	278,125

Security	Principal (000s)	Value

National Bank of Abu Dhabi PJSC
4.25%, 03/25/15[b]	$200	$212,300
Taqa Abu Dhabi National Energy Co.
4.75%, 09/15/14[b]	300	316,950

		1,142,698

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,820,931)		13,191,384

FOREIGN AGENCY OBLIGATIONS[a] — 35.84%

BRAZIL — 7.07%
Banco do Brasil SA
4.50%, 01/22/15[b]	200	210,000
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19[b]	100	124,750
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	118,250
Petrobras International Finance Co.
5.38%, 01/27/21	200	226,811
5.75%, 01/20/20	350	403,718
6.75%, 01/27/41	50	63,931
6.88%, 01/20/40	75	96,934
7.88%, 03/15/19	200	253,206

		1,497,600
CHILE — 0.96%
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[b]	200	203,248

		203,248
CHINA — 0.51%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	107,766

		107,766
COLOMBIA — 0.23%
Ecopetrol SA
7.63%, 07/23/19	37	47,915

		47,915
INDIA — 1.47%
Indian Oil Corp. Ltd.
4.75%, 01/22/15[b]	100	104,631

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

State Bank of India
4.50%, 10/23/14	$200	$207,285

		311,916
INDONESIA — 1.31%
Majapahit Holding BV
7.75%, 01/20/20[b]	220	276,650

		276,650
KAZAKHSTAN — 1.23%
KazMunaiGaz National Co.
9.13%, 07/02/18[b]	200	260,756

		260,756
MALAYSIA — 1.78%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	112,715
Petronas Capital Ltd.
5.25%, 08/12/19[b]	100	119,736
7.88%, 05/22/22[b]	100	144,174

		376,625
MEXICO — 4.82%
Pemex Project Funding Master Trust
5.75%, 03/01/18	200	233,000
6.63%, 06/15/35	200	249,500
Petroleos Mexicanos
4.88%, 03/15/15	150	160,500
5.50%, 01/21/21	100	116,750
6.50%, 06/02/41	210	260,662

		1,020,412
PHILIPPINES — 0.56%
Power Sector Assets & Liabilities Management Corp.
6.88%, 11/02/16[b]	100	118,250

		118,250
RUSSIA — 5.00%
Gazprom OAO Via Gaz Capital SA
4.95%, 05/23/16[b]	259	276,260
7.29%, 08/16/37[b]	100	129,500
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	200	221,770

Security	Principal (000s)	Value

Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	$100	$129,092
Vnesheconombank Via VEB Finance PLC
5.45%, 11/22/17[b]	100	109,367
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/15[b]	180	191,763

		1,057,752
SOUTH AFRICA — 1.04%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	200	221,000

		221,000
SOUTH KOREA — 3.22%
Export-Import Bank of Korea (The)
4.38%, 09/15/21	200	224,796
8.13%, 01/21/14	125	135,238
Korea Development Bank
3.25%, 03/09/16	100	105,134
3.88%, 05/04/17	200	216,994

		682,162
UKRAINE — 0.48%
Naftogaz of Ukraine
9.50%, 09/30/14	100	101,880

		101,880
UNITED ARAB EMIRATES — 2.01%
MDC-GMTN BV
3.75%, 04/20/16[b]	400	424,446

		424,446
VENEZUELA — 4.15%
Petroleos de Venezuela SA
8.50%, 11/02/17[b]	220	197,450
9.00%, 11/17/21[b]	350	289,625
12.75%, 02/17/22[b]	200	205,500
Series 2014
4.90%, 10/28/14	200	185,500

		878,075

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $7,383,450)		7,586,453

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	95,563	$95,563

		95,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,563)		95,563

TOTAL INVESTMENTS IN SECURITIES — 98.60%
(Cost: $20,299,944)		20,873,400
Other Assets, Less Liabilities — 1.40%		296,835

NET ASSETS — 100.00%		$21,170,235

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 25.95%

BRAZIL — 4.17%
Fibria Overseas Finance Ltd.
6.75%, 03/03/21 (Call 03/03/16)[b]	$300	$331,500
7.50%, 05/04/20 (Call 05/04/15)[b]	1,100	1,218,250
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)[b]	50	48,900
8.25%, 02/01/20 (Call 02/01/15)[b]	1,080	1,115,100
11.63%, 05/01/14	600	672,000
OGX Austria GmbH
8.50%, 06/01/18 (Call 06/01/15)[b]	4,060	3,542,350

		6,928,100
CHINA — 4.45%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	1,600	1,670,080
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	1,500	1,538,023
CITIC Resources Finance 2007 Ltd.
6.75%, 05/15/14[b]	600	628,350
Country Garden Holdings Co. Ltd.
11.25%, 04/22/17 (Call 04/22/14)[b]	1,250	1,390,625
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	1,800	1,858,500
Shimao Property Holdings Ltd.
9.65%, 08/03/17 (Call 08/03/14)[b]	300	318,103

		7,403,681
INDIA — 1.50%
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	454	458,540
Vedanta Resources PLC
8.25%, 06/07/21[b]	200	205,500

Security	Principal (000s)	Value

8.75%, 01/15/14[b]	$350	$367,500
9.50%, 07/18/18[b]	1,350	1,461,375

		2,492,915
JAMAICA — 1.12%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)[b]	100	110,500
Digicel Ltd.
8.25%, 09/01/17 (Call 09/01/13)[b]	1,630	1,752,250

		1,862,750
KAZAKHSTAN — 0.25%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	200	211,500
7.25%, 01/28/21[b]	200	208,440

		419,940
MEXICO — 4.50%
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)[b]	1,210	1,258,400
9.88%, 04/30/19 (Call 04/30/16)[b]	2,250	2,424,375
Cemex Finance LLC
9.50%, 12/14/16 (Call 12/14/13)[b]	1,200	1,273,500
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)[b]	397	411,888
NII Capital Corp.
10.00%, 08/15/16 (Call 08/15/13)	2,120	2,104,100

		7,472,263
RUSSIA — 7.47%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	400	435,520
7.88%, 09/25/17[b]	1,200	1,308,000
ALROSA Finance SA
7.75%, 11/03/20[b]	200	228,760
8.88%, 11/17/14[b]	1,616	1,791,821

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Evraz Group SA
8.25%, 11/10/15[b]	$400	$433,780
9.50%, 04/24/18[b]	1,640	1,850,067
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	1,500	1,604,775
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	220,000
9.13%, 04/30/18[b]	3,100	3,630,193
VimpelCom Holdings BV
7.50%, 03/01/22[b]	850	918,000

		12,420,916
SOUTH KOREA — 0.32%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	500	528,750

		528,750
UKRAINE — 1.11%
Metinvest BV
10.25%, 05/20/15[b]	1,600	1,633,440
Ukreximbank Via Biz Finance PLC
8.38%, 04/27/15[b]	220	215,875

		1,849,315
UNITED ARAB EMIRATES — 1.06%
Atlantic Finance Ltd.
10.75%, 05/27/14[b,d]	1,600	1,768,000

		1,768,000

TOTAL CORPORATE BONDS & NOTES (Cost: $43,060,421)		43,146,630

FOREIGN AGENCY OBLIGATIONS[a] — 9.01%

PHILIPPINES — 1.31%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	160	207,600
7.39%, 12/02/24[b]	1,400	1,963,500

		2,171,100

Security	Principal (000s)	Value

TURKEY — 0.13%
Export Credit Bank of Turkey
5.88%, 04/24/19[b]	$200	$218,800

		218,800
UKRAINE — 1.20%
Naftogaz of Ukraine
9.50%, 09/30/14	1,961	1,997,867

		1,997,867
VENEZUELA — 6.37%
Petroleos de Venezuela SA
5.38%, 04/12/27	2,270	1,418,750
5.50%, 04/12/37[b]	400	245,000
8.50%, 11/02/17[b]	200	179,500
9.00%, 11/17/21[b]	2,950	2,441,125
12.75%, 02/17/22[b]	2,970	3,051,675
Series 2014
4.90%, 10/28/14	200	185,500
Series 2015
5.00%, 10/28/15	3,500	3,062,500

		10,584,050

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $15,065,241)		14,971,817

FOREIGN GOVERNMENT OBLIGATIONS[a] — 60.90%

ARGENTINA — 3.03%
Argentina (Republic of)
2.50%, 12/31/38[d]	5,840	1,898,000
8.28%, 12/31/33	2,742	1,869,025
8.75%, 06/02/17	1,500	1,275,000

		5,042,025
BELARUS — 0.78%
Belarus (Republic of)
8.75%, 08/03/15[b]	1,200	1,200,000
8.95%, 01/26/18[b]	100	99,750

		1,299,750

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

October 31, 2012

Security	Principal (000s)	Value

DOMINICAN REPUBLIC — 0.95%
Dominican Republic
7.50%, 05/06/21[b]	$300	$352,500
9.04%, 01/23/18[b]	1,060	1,219,216

		1,571,716
ECUADOR — 0.12%
Ecuador (Republic of)
9.38%, 12/15/15[b]	200	204,500

		204,500
EGYPT — 1.11%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	1,600	1,644,000
6.88%, 04/30/40[b]	200	199,500

		1,843,500
EL SALVADOR — 1.83%
El Salvador (Republic of)
7.63%, 02/01/41[b]	150	174,375
7.65%, 06/15/35[b]	985	1,145,062
7.75%, 01/24/23[b]	200	239,000
7.75%, 01/24/23[b]	520	621,400
8.25%, 04/10/32[b]	50	61,250
8.25%, 04/10/32[b]	650	796,250

		3,037,337
GUATEMALA — 0.14%
Guatemala (Republic of)
5.75%, 06/06/22[b]	200	228,000

		228,000
HUNGARY — 4.86%
Hungary (Republic of)
4.75%, 02/03/15	2,095	2,144,756
6.25%, 01/29/20	1,300	1,440,140
6.38%, 03/29/21	2,420	2,695,396
7.63%, 03/29/41	1,510	1,793,880

		8,074,172
JAMAICA — 0.78%
Jamaica (Government of)
8.00%, 06/24/19	1,200	1,200,000
8.00%, 03/15/39	100	90,250

		1,290,250

Security	Principal (000s)	Value

LEBANON — 3.86%
Lebanon (Republic of)
4.75%, 11/02/16[b]	$910	$907,725
5.15%, 06/12/18	200	195,101
5.15%, 11/12/18	2,350	2,326,500
7.38%, 04/14/14[b]	100	107,000
8.50%, 01/19/16[b]	250	278,750
9.00%, 03/20/17	2,260	2,599,000

		6,414,076
PAKISTAN — 0.27%
Pakistan (Islamic Republic of)
6.88%, 06/01/17[b]	400	360,000
7.13%, 03/31/16[b]	100	93,000

		453,000
PHILIPPINES — 10.03%
Philippines (Republic of the)
4.00%, 01/15/21	1,420	1,592,175
5.00%, 01/13/37	460	547,975
5.50%, 03/30/26	200	253,000
6.38%, 01/15/32	100	136,875
6.38%, 10/23/34	1,300	1,807,000
6.50%, 01/20/20	2,900	3,708,375
7.75%, 01/14/31	1,300	2,008,500
8.00%, 01/15/16	100	120,625
8.38%, 06/17/19	1,200	1,656,000
9.38%, 01/18/17	50	66,000
9.50%, 02/02/30	1,573	2,748,817
9.88%, 01/15/19	1,400	2,030,000

		16,675,342
ROMANIA — 1.08%
Romania (Republic of)
6.75%, 02/07/22[b]	1,560	1,801,800

		1,801,800
SERBIA — 0.71%
Serbia (Republic of)
6.75%, 11/01/24 (Call 05/01/13)[b,d]	983	973,500
7.25%, 09/28/21[b]	200	213,000

		1,186,500

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

October 31, 2012

Security	Principal (000s)	Value

SRI LANKA — 2.17%
Sri Lanka (Democratic Socialist Republic of)
6.25%, 10/04/20[b]	$1,350	$1,512,000
7.40%, 01/22/15[b]	1,910	2,096,225

		3,608,225
TURKEY — 14.18%
Turkey (Republic of)
5.13%, 03/25/22	642	720,645
5.63%, 03/30/21	400	465,000
6.00%, 01/14/41	400	470,000
6.25%, 09/26/22	2,800	3,392,200
6.75%, 04/03/18	1,250	1,488,125
6.75%, 05/30/40	2,330	2,990,555
6.88%, 03/17/36	1,320	1,698,576
7.00%, 09/26/16	200	232,500
7.00%, 03/11/19	1,100	1,349,150
7.00%, 06/05/20	2,750	3,433,375
7.25%, 03/15/15	900	1,004,850
7.25%, 03/05/38	10	13,500
7.38%, 02/05/25	1,520	1,987,400
7.50%, 07/14/17	1,200	1,448,160
7.50%, 11/07/19	150	190,425
8.00%, 02/14/34	343	490,490
9.50%, 01/15/14	696	758,640
11.88%, 01/15/30	760	1,442,100

		23,575,691
UKRAINE — 3.62%
Ukraine (Government of)
6.25%, 06/17/16[b]	200	197,364
6.58%, 11/21/16[b]	2,580	2,553,065
6.75%, 11/14/17[b]	1,100	1,088,340
7.75%, 09/23/20[b]	1,477	1,541,427
7.95%, 02/23/21[b]	600	635,364

		6,015,560
VENEZUELA — 10.16%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	885	816,412
7.00%, 12/01/18[b]	2,800	2,408,000
7.65%, 04/21/25	1,650	1,299,375

Security	Principal (000s) or Shares	Value

7.75%, 10/13/19[b]	$1,850	$1,609,500
8.25%, 10/13/24[b]	650	536,250
8.50%, 10/08/14	990	1,004,850
9.00%, 05/07/23[b]	3,280	2,878,200
9.25%, 09/15/27	140	126,350
9.25%, 05/07/28[b]	3,200	2,824,000
9.38%, 01/13/34	1,010	896,375
11.95%, 08/05/31[b]	340	347,650
12.75%, 08/23/22[b]	2,000	2,145,000

		16,891,962
VIETNAM — 1.22%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	1,640	1,914,700
6.88%, 01/15/16[b]	100	110,500

		2,025,200

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $101,713,015)		101,238,606

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	1,763,512	1,763,512

		1,763,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,763,512)		1,763,512

TOTAL INVESTMENTS IN SECURITIES — 96.92%
(Cost: $161,602,189)		161,120,565
Other Assets, Less Liabilities — 3.08%		5,110,471

NET ASSETS — 100.00%		$166,231,036

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

October 31, 2012

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.51%

BRAZIL — 11.75%
Brazil (Federative Republic of)
0.00%, 01/01/15	BRL	16,504	$6,896,114
9.76%, 01/01/13	BRL	19,994	9,890,791
9.76%, 01/01/21	BRL	14,716	7,628,767

			24,415,672
CHILE — 0.11%
Chile (Republic of)
5.50%, 08/05/20	CLP	100,000	225,163

			225,163
COLOMBIA — 4.23%
Colombia (Republic of)
7.50%, 08/26/26	COP	1,000,000	603,648
9.25%, 05/14/14	COP	10,000,000	5,798,384
9.85%, 06/28/27	COP	2,802,000	2,383,199

			8,785,231
CZECH REPUBLIC — 4.41%
Czech (Republic of)
2.80%, 09/16/13	CZK	57,400	3,025,754
4.60%, 08/18/18	CZK	64,610	3,937,917
5.70%, 05/25/24	CZK	31,870	2,196,654

			9,160,325
EGYPT — 2.07%
Egypt (Arab Republic of)
16.15%, 01/17/15	EGP	13,000	2,212,839
16.15%, 07/03/15	EGP	12,500	2,080,593

			4,293,432
HUNGARY — 4.26%
Hungary (Republic of)
5.50%, 02/12/16	HUF	1,447,000	6,459,569
6.00%, 11/24/23	HUF	265,200	1,113,521
6.75%, 02/12/13	HUF	281,000	1,284,198

			8,857,288
INDONESIA — 4.36%
Indonesia (Republic of)
9.50%, 06/15/15	IDR	3,096,000	354,849
9.50%, 07/15/31	IDR	40,488,000	5,580,389
10.00%, 07/15/17	IDR	20,752,000	2,564,109

Security	Principal (000s)		Value

10.00%, 09/15/24	IDR	3,168,000	$439,001
11.00%, 09/15/25	IDR	840,000	124,857

			9,063,205
ISRAEL — 4.43%
Israel (State of)
3.50%, 09/30/13	ILS	11,572	3,018,578
6.00%, 02/28/19	ILS	20,794	6,179,652

			9,198,230
MALAYSIA — 4.45%
Malaysia (Federation of)
3.70%, 02/25/13	MYR	7,470	2,457,252
5.73%, 07/30/19	MYR	18,090	6,781,553

			9,238,805
MEXICO — 7.27%
United Mexican States
6.25%, 06/16/16	MXN	20,756	1,645,133
6.50%, 06/10/21	MXN	12,887	1,049,869
6.50%, 06/09/22	MXN	40,945	3,349,168
7.25%, 12/15/16	MXN	49,368	4,068,666
7.75%, 11/13/42	MXN	14,189	1,236,583
8.50%, 11/18/38	MXN	14,330	1,355,059
9.00%, 06/20/13	MXN	30,546	2,394,513

			15,098,991
PERU — 1.09%
Peru (Republic of)
8.20%, 08/12/26	PEN	4,300	2,267,559

			2,267,559
PHILIPPINES — 4.46%
Philippines (Republic of the)
4.95%, 01/15/21	PHP	100,000	2,669,814
7.00%, 01/27/16	PHP	88,380	2,356,793
8.13%, 12/16/35	PHP	136,400	4,247,820

			9,274,427
POLAND — 6.29%
Poland (Republic of)
0.00%, 01/25/14	PLN	19,230	5,748,384
5.25%, 04/25/13	PLN	4,503	1,416,547
5.75%, 04/25/14	PLN	2,394	768,988
5.75%, 09/23/22	PLN	14,977	5,134,771

			13,068,690

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

October 31, 2012

Security	Principal (000s)		Value

RUSSIA — 4.19%
Russian Federation (The)
7.85%, 03/10/18[a]	RUB	255,000	$8,707,644

			8,707,644
SOUTH AFRICA — 4.13%
South Africa (Republic of)
6.25%, 03/31/36	ZAR	7,312	648,996
6.50%, 02/28/41	ZAR	20,500	1,845,853
8.25%, 09/15/17	ZAR	48,185	6,094,966

			8,589,815
SOUTH KOREA — 21.13%
Korea (Republic of)
3.00%, 12/10/13	KRW	9,410,000	8,649,331
3.75%, 06/10/13	KRW	10,801,680	9,963,188
4.00%, 12/10/31	KRW	2,384,120	2,500,134
4.25%, 12/10/12	KRW	2,146,290	1,970,792
4.75%, 09/17/13	KRW	1,396,960	1,302,885
4.75%, 12/10/30	KRW	525,000	597,545
5.25%, 09/10/15	KRW	11,702,460	11,434,525
5.50%, 09/10/17	KRW	481,600	494,075
5.50%, 12/10/29	KRW	5,259,930	6,421,928
5.75%, 09/10/13	KRW	600,300	564,185

			43,898,588
THAILAND — 4.47%
Thailand (Kingdom of)
3.13%, 12/11/15	THB	108,300	3,545,526
3.63%, 05/22/15	THB	77,731	2,576,865
5.67%, 03/13/28	THB	52,626	2,129,902
6.15%, 07/07/26	THB	25,029	1,038,422

			9,290,715
TURKEY — 4.41%
Turkey (Republic of)
9.00%, 01/27/16	TRY	11,810	6,910,281
10.00%, 01/09/13	TRY	3,993	2,244,046

			9,154,327

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $200,551,110)			202,588,107

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	980,191	$980,191

		980,191

TOTAL SHORT-TERM INVESTMENTS (Cost: $980,191)		980,191

TOTAL INVESTMENTS IN SECURITIES — 97.98% (Cost: $201,531,301)		203,568,298
Other Assets, Less Liabilities — 2.02%		4,185,186

NET ASSETS — 100.00%		$207,753,484

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

CZK  —  Czech Koruna

EGP  —  Egyptian Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

PEN  —  Peru Nuevo

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RUB  —  New Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.66%

AUSTRALIA — 0.52%
Santos Finance Ltd.
8.25%, 09/22/70 (Call 09/22/17)[a]	EUR	100	$135,411

			135,411

CANADA — 4.30%
Air Canada
10.13%, 08/01/15 (Call 11/29/12)[b]	CAD	150	155,783
Bombardier Inc.
6.13%, 05/15/21[c]	EUR	200	273,420
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[b]	CAD	100	83,987
Gateway Casinos & Entertainment Ltd.
8.88%, 11/15/17 (Call 11/15/13)[b]	CAD	100	105,553
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	25	25,888
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	150	158,329
Quebecor Media Inc.
7.38%, 01/15/21 (Call 01/15/16)[b]	CAD	150	161,330
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 02/10/14)	CAD	100	106,303
Yellow Media Inc.
7.75%, 03/02/20	CAD	75	47,649

			1,118,242

FINLAND — 1.52%
Nokia OYJ
5.50%, 02/04/14[c]	EUR	200	264,252
Stora Enso OYJ
5.50%, 03/07/19[c]	EUR	100	131,796

			396,048

Security	Principal (000s)		Value

FRANCE — 14.42%
Alcatel-Lucent
8.50%, 01/15/16	EUR	100	$119,743
Cegedim SA
7.00%, 07/27/15	EUR	50	61,308
CMA CGM SA
8.88%, 04/15/19 (Call 04/15/15)[c]	EUR	100	94,490
Crown European Holdings SA
7.13%, 08/15/18 (Call 08/15/14)[c]	EUR	100	140,999
Faurecia SA
9.38%, 12/15/16[c]	EUR	100	141,255
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[a]	EUR	150	141,573
Labco SAS
8.50%, 01/15/18 (Call 01/15/14)[c]	EUR	125	161,235
Lafarge SA
5.38%, 06/26/17[c]	EUR	550	765,548
Nexans SA
5.75%, 05/02/17	EUR	100	134,660
PagesJaunes Finance & Co.
8.88%, 06/01/18 (Call 06/01/14)[c]	EUR	100	103,346
Peugeot SA
5.63%, 07/11/17	EUR	300	374,569
Renault SA
5.63%, 06/30/15	EUR	500	682,924
Rexel SA
8.25%, 12/15/16 (Call 12/15/13)	EUR	250	354,308
Wendel SA
4.38%, 08/09/17	EUR	150	197,130
4.88%, 09/21/15	EUR	100	134,847
6.75%, 04/20/18	EUR	100	140,775

			3,748,710

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

GERMANY — 12.41%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[c]	EUR	100	$125,697
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 11/29/12)[c]	EUR	150	193,074
Deutsche Lufthansa AG
6.75%, 03/24/14	EUR	150	208,350
FMC Finance VIII SA
6.50%, 09/15/18[c]	EUR	250	374,810
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	250	354,272
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/13)[c]	EUR	100	135,767
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 05/15/14)[c]	EUR	100	111,455
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[c]	EUR	50	53,865
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[c]	EUR	100	138,327
Kinove German Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[c]	EUR	90	126,636
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/15/13)[c]	EUR	125	155,091
ThyssenKrupp AG
4.38%, 02/28/17	EUR	250	343,079
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 03/15/19 (Call 03/15/15)[c]	EUR	100	141,573
8.13%, 12/01/17 (Call 12/01/12)[c]	EUR	300	418,887

Security	Principal (000s)		Value

Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[c]	EUR	100	$146,432
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[c]	EUR	150	200,717

			3,228,032

GREECE — 0.87%
OTE PLC
7.25%, 02/12/15[c,d]	EUR	200	226,990

			226,990

IRELAND — 2.64%
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/13)[c]	EUR	150	195,964
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[c]	EUR	150	205,313
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (Call 11/15/14)[c]	EUR	200	284,644

			685,921

ITALY — 6.68%
Banca Monte dei Paschi di Siena SpA
4.88%, 05/31/16	EUR	150	185,380
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	127,223
Banco Popolare
6.00%, 11/05/20	EUR	150	186,117
Edison SpA
4.25%, 07/22/14[c]	EUR	350	474,984
Italcementi Finance SA
6.63%, 03/19/20[d]	EUR	150	194,451
Lottomatica Group SpA
8.25%, 03/31/66 (Call 03/31/16[a,c]	EUR	50	64,924
Wind Acquisition Finance SA
11.75%, 07/15/17 (Call 07/15/13)[c]	EUR	400	503,030

			1,736,109

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

JAPAN — 0.75%
Tokyo Electric Power Co. Inc.
4.50%, 03/24/14	EUR	150	$196,374

			196,374

LUXEMBOURG — 10.11%
Capsugel FinanceCo SCA
9.88%, 08/01/19 (Call 08/01/14)[c]	EUR	100	146,270
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[c]	EUR	150	208,144
Fiat Finance & Trade SA
6.38%, 04/01/16[c]	EUR	550	712,690
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[c]	EUR	550	742,980
KION Finance SA
7.88%, 04/15/18 (Call 04/15/14)[c]	EUR	100	136,279
Numericable Finance & Co.
12.38%, 02/15/19 (Call 02/15/16)[c]	EUR	100	149,453
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[c]	EUR	100	135,249
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[c]	EUR	100	134,925
Xefin Lux SCA
8.00%, 06/01/18 (Call 06/01/14)[c]	EUR	100	132,577
Zinc Capital SA
8.88%, 05/15/18 (Call 05/15/14)[c]	EUR	100	129,386

			2,627,953
NETHERLANDS — 10.59%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[c]	EUR	300	416,684

Security	Principal (000s)		Value

Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[c]	EUR	100	$136,700
HeidelbergCement Finance BV
8.00%, 01/31/17[c]	EUR	500	752,558
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	144,175
Phoenix PIB Finance BV
9.63%, 07/15/14[c]	EUR	125	180,000
Refresco Group BV
7.38%, 05/15/18 (Call 05/15/14)[c]	EUR	100	127,528
Schaeffler Finance BV
7.75%, 02/15/17[c]	EUR	250	356,952
UPC Holding BV
8.38%, 08/15/20 (Call 08/15/15)[c]	EUR	200	282,815
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[c]	EUR	250	355,298

			2,752,710

NORWAY — 0.37%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	100	96,127

			96,127

PORTUGAL — 8.19%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	350	454,093
Banco Espirito Santo SA
5.63%, 06/05/14	EUR	400	519,702
Caixa Geral de Depositos SA
5.13%, 02/19/14	EUR	400	522,553
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	100	108,523
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	250	320,802
REN — Redes Energeticas Nacionais SA
7.88%, 12/10/13[c]	EUR	150	203,700

			2,129,373

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

SPAIN — 5.06%
Abengoa SA
9.63%, 02/25/15[c]	EUR	200	$269,682
Banco Sabadell SA
6.25%, 04/26/20	EUR	50	53,452
Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[c]	EUR	125	167,852
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[c]	EUR	150	185,380
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/13)[c]	EUR	100	120,840
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[c]	EUR	200	244,744
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	137,601
8.75%, 03/15/18 (Call 03/15/15)	EUR	100	136,383

			1,315,934

SWEDEN — 0.79%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[c]	EUR	150	206,039

			206,039

SWITZERLAND — 1.08%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[c]	EUR	200	280,541

			280,541

UNITED KINGDOM — 14.48%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18	GBP	100	174,839
BAA (SH) PLC
7.13%, 03/01/17	GBP	50	87,735
Bakkavor Finance (2) PLC
8.25%, 02/15/18 (Call 02/15/15)[b]	GBP	100	154,258

Security	Principal (000s)		Value

Boparan Finance PLC
9.75%, 04/30/18 (Call 04/30/14)[c]	EUR	100	$143,024
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[c]	EUR	200	277,958
Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/14)[b]	GBP	150	239,241
GKN Holdings PLC
5.38%, 09/19/22	GBP	100	163,153
HBOS PLC
4.88%, 03/20/15	EUR	250	329,228
Ineos Group Holdings SA
7.88%, 02/15/16 (Call 11/29/12)[c]	EUR	150	185,623
Investec Bank PLC
9.63%, 02/17/22[c]	GBP	125	215,413
Jaguar Land Rover PLC
8.13%, 05/15/18 (Call 05/15/14)[b]	GBP	125	217,995
Kerling PLC
10.63%, 02/01/17 (Call 02/01/14)[c]	EUR	100	119,970
Matalan Finance PLC
8.88%, 04/29/16 (Call 04/30/13)[b]	GBP	100	160,702
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[b]	GBP	100	170,304
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 02/15/14)[b]	GBP	150	256,761
R & R Ice Cream PLC
8.38%, 11/15/17 (Call 11/15/13)[c]	EUR	100	139,033
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a]	EUR	150	200,697

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s) or Shares		Value

Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[a]	EUR	150	$179,306
Thames Water Kemble Finance PLC
7.75%, 04/01/19[c]	GBP	100	174,182
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	100	87,065
William Hill PLC
7.13%, 11/11/16	GBP	50	88,315

			3,764,802

UNITED STATES — 1.88%
GMAC International Finance BV
7.50%, 04/21/15	EUR	250	352,576
Levi Strauss & Co.
7.75%, 05/15/18 (Call 05/15/14)	EUR	100	137,679

			490,255

TOTAL CORPORATE BONDS & NOTES (Cost: $24,420,353)			25,135,571

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08[e,f]		3,463	3,463

			3,463

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,463)			3,463

TOTAL INVESTMENTS IN SECURITIES — 96.67%
(Cost: $24,423,816)			25,139,034
Other Assets, Less Liabilities — 3.33%			865,168

NET ASSETS — 100.00%			$26,004,202

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 97.49%

AUSTRALIA — 0.95%
FMG Resources (August 2006) Pty Ltd.
6.88%, 02/01/18 (Call 02/01/14)[a]	USD	250	$240,625
7.00%, 11/01/15 (Call 11/30/12)[a,b]	USD	100	101,208

			341,833
CANADA — 3.21%
Air Canada
10.13%, 08/01/15 (Call 11/29/12)[a]	CAD	50	51,928
Bombardier Inc.
6.13%, 05/15/21[c]	EUR	100	136,710
7.75%, 03/15/20[a,b]	USD	150	173,250
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	51,776
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a]	USD	100	103,250
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	107,000
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	166,147
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	50	52,776
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	107,000
Quebecor Media Inc.
7.38%, 01/15/21 (Call 01/15/16)[a]	CAD	100	107,554
Videotron Ltee
5.00%, 07/15/22	USD	100	103,750

			1,161,141

Security	Principal (000s)		Value

CAYMAN ISLANDS — 0.14%
Offshore Group Investments Ltd.
7.50%, 11/01/19 (Call 11/01/15)[a]	USD	50	$49,250

			49,250
FINLAND — 0.34%
Nokia OYJ
6.75%, 02/04/19	EUR	100	124,403

			124,403
FRANCE — 4.29%
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,d]	USD	100	83,250
Faurecia SA
9.38%, 12/15/16[c]	EUR	100	141,255
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	47,191
Lafarge SA
5.38%, 06/26/17[c]	EUR	250	347,977
6.63%, 11/29/18	EUR	100	140,789
Peugeot SA
5.63%, 06/29/15	EUR	75	97,307
5.63%, 07/11/17	EUR	50	62,428
Renault SA
5.63%, 06/30/15	EUR	150	204,877
Rexel SA
8.25%, 12/15/16 (Call 12/15/13)	EUR	100	141,723
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,d]	USD	100	82,840
Wendel SA
4.38%, 08/09/17	EUR	50	65,710
4.88%, 11/04/14	EUR	100	134,683

			1,550,030
GERMANY — 3.03%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[c]	EUR	100	125,697

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 11/29/12)[c]	EUR	100	$128,716
FMC Finance VI SA
5.50%, 07/15/16[c]	EUR	100	143,143
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	100	141,709
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[c]	EUR	100	138,326
ThyssenKrupp AG
4.38%, 02/28/17	EUR	100	137,232

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 03/15/19 (Call 03/15/15)[c]	EUR	100	141,572
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[c]	EUR	100	140,614

			1,097,009
GREECE — 0.31%
OTE PLC
7.25%, 02/12/15[c,e]	EUR	100	113,495

			113,495
IRELAND — 0.96%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[c]	EUR	150	205,313
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (Call 11/15/14)[c]	EUR	100	142,322

			347,635
ITALY — 2.48%
Banca Monte dei Paschi di Siena SpA
5.00%, 04/21/20	EUR	100	118,578
Banco Popolare
6.00%, 11/05/20	EUR	50	62,039

Security	Principal (000s)		Value

Fiat Finance & Trade SA
7.63%, 09/15/14	EUR	150	$205,838
Italcementi Finance SA
6.63%, 03/19/20[e]	EUR	50	64,817
Lottomatica Group SpA
8.25%, 03/31/66 (Call 03/31/16)[c,d]	EUR	50	64,924
Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)[a]	USD	200	192,500
11.75%, 07/15/17 (Call 07/15/13)[c]	EUR	150	188,636

			897,332
JAMAICA — 0.30%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)[a]	USD	100	110,250

			110,250
JAPAN — 0.18%
Tokyo Electric Power Co. Inc.
4.50%, 03/24/14	EUR	50	65,458

			65,458

LUXEMBOURG — 3.71%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	USD	100	102,250
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[c]	EUR	100	138,763
Fiat Finance & Trade SA
6.38%, 04/01/16[c]	EUR	250	323,950
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[c]	EUR	100	135,087
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 02/15/13)	USD	150	158,203
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)	USD	200	214,171

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[c]	EUR	100	$135,249
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[c]	EUR	100	133,256

			1,340,929
MEXICO — 0.22%
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	USD	100	78,667

			78,667
NETHERLANDS — 4.46%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[c]	EUR	100	138,895
Fresenius Finance BV
4.25%, 04/15/19[c]	EUR	100	138,813
HeidelbergCement Finance BV
8.00%, 01/31/17[c]	EUR	300	451,534
InterGen NV
9.00%, 06/30/17 (Call 11/30/12)[a]	USD	75	71,438
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	USD	100	108,133
6.00%, 11/15/21 (Call 08/17/21)	USD	200	232,000
NXP BV/NXP Funding LLC
9.75%, 08/01/18 (Call 08/01/14)[a]	USD	100	116,583
Schaeffler Finance BV
7.75%, 02/15/17[c]	EUR	100	142,781

UPC Holding BV
8.38%, 08/15/20 (Call 08/15/15)[c]	EUR	50	70,704
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[c]	EUR	100	142,119

			1,613,000

Security	Principal (000s)		Value

NORWAY — 0.13%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	50	$48,063

			48,063
PORTUGAL — 1.42%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	100	129,741
Banco Espirito Santo SA
5.63%, 06/05/14	EUR	150	194,888
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	50	64,161
5.00%, 11/04/19	EUR	100	123,753

			512,543
SPAIN — 1.45%
Abengoa SA
9.63%, 02/25/15[c]	EUR	50	67,421
Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[c]	EUR	100	134,282
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[c]	EUR	50	61,793
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[c]	EUR	100	122,372
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	137,601

			523,469
SWEDEN — 0.38%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[c]	EUR	100	137,359

			137,359
UNITED KINGDOM — 5.47%
Boparan Finance PLC
9.75%, 04/30/18 (Call 04/30/14)[c]	EUR	100	143,024
9.88%, 04/30/18 (Call 04/30/14)[a]	GBP	100	176,346

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

CEVA Group PLC
11.50%, 04/01/18 (Call 04/01/14)[a]	USD	100	$87,000
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[c]	EUR	100	138,979
HBOS PLC
4.88%, 03/20/15	EUR	100	131,691
6.75%, 05/21/18[a]	USD	200	209,000
Ineos Finance PLC
9.00%, 05/15/15 (Call 05/15/13)[a]	USD	100	105,958
9.25%, 05/15/15 (Call 05/15/13)[c]	EUR	50	69,570
Ineos Group Holdings SA
7.88%, 02/15/16 (Call 11/29/12)[c]	EUR	50	61,874
Investec Bank PLC
9.63%, 02/17/22[c]	GBP	100	172,331
Jaguar Land Rover PLC
8.25%, 03/15/20 (Call 03/15/16)[c]	GBP	100	174,799
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	119,538
5.05%, 01/08/15	USD	100	103,250
Thames Water Kemble Finance PLC
7.75%, 04/01/19[c]	GBP	100	174,181
Virgin Media Finance PLC Series 1
9.50%, 08/15/16 (Call 11/29/12)	USD	100	111,450

			1,978,991
UNITED STATES — 64.06%
Advanced Micro Devices Inc.
8.13%, 12/15/17 (Call 12/15/13)[b]	USD	100	91,167
AES Corp. (The)
8.00%, 10/15/17	USD	250	286,979
Ally Financial Inc.
4.63%, 06/26/15	USD	100	103,749
5.50%, 02/15/17	USD	100	105,854

Security	Principal (000s)		Value

6.75%, 12/01/14	USD	100	$108,500
8.00%, 03/15/20	USD	250	297,504
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[b]	USD	100	87,625
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	USD	100	112,250
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[b]	USD	100	107,500
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	USD	200	178,055

Avaya Inc.
9.75%, 11/01/15 (Call 11/30/12)[b]	USD	100	89,083
Ball Corp.
5.75%, 05/15/21 (Call 11/15/15)[b]	USD	100	107,417
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)	USD	100	108,875
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)	USD	100	102,281
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[a]	USD	50	52,000
11.63%, 10/15/17 (Call 11/01/12)	USD	86	91,436
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	USD	100	103,125
Cablevision Systems Corp.
7.75%, 04/15/18	USD	150	166,687
Caesars Entertainment Operating Co. Inc.
12.75%, 04/15/18 (Call 04/15/14)[b]	USD	50	35,817

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	USD	350	$380,917
Case New Holland Inc.
7.88%, 12/01/17	USD	100	117,458
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	USD	150	159,750
7.00%, 01/15/19 (Call 01/15/14)	USD	100	107,500
7.88%, 04/30/18 (Call 04/30/13)	USD	150	162,750
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	106,583
Cengage Learning Acquisitions Inc.
12.00%, 06/30/19 (Call 06/30/15)[a]	USD	50	47,500
CenturyLink Inc.
6.45%, 06/15/21	USD	150	163,724
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17 (Call 12/05/12)[a]	USD	100	106,896
Ceridian Corp.
11.25%, 11/15/15 (Call 11/30/12)	USD	100	98,000
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)[a]	USD	100	105,929

Chesapeake Energy Corp.
6.63%, 08/15/20[b]	USD	200	209,450
6.78%, 03/15/19 (Call 11/30/12)	USD	100	100,780
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[b]	USD	200	213,375

Security	Principal (000s)		Value

Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	100	$107,375
CIT Group Inc.
5.00%, 05/15/17	USD	100	105,556
5.25%, 03/15/18	USD	150	159,958
5.50%, 02/15/19[a,b]	USD	150	160,695
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	USD	100	106,469
Claire’s Stores Inc. Series 144a
9.00%, 03/15/19 (Call 03/15/15)[a]	USD	100	104,854
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	USD	25	22,531
9.00%, 03/01/21 (Call 03/01/16)	USD	100	87,500
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 03/15/15)[b]	USD	125	119,687
9.25%, 12/15/17 (Call 12/15/12)	USD	150	161,125
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/01/12)[a]	USD	150	159,453
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	USD	100	106,700
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)[b]	USD	100	105,219
8.00%, 11/15/19 (Call 11/15/15)	USD	100	108,125
Concho Resources Inc.
6.50%, 01/15/22 (Call 01/15/17)	USD	100	109,625

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	USD	150	$158,812
Continental Airlines Inc.
6.75%, 09/15/15 (Call 11/30/12)[a]	USD	100	104,938
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)[a]	USD	100	105,000
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)[b]	USD	100	102,750

Crown Castle International Corp.
5.25%, 01/15/23[a]	USD	50	51,625
DaVita Inc.
6.38%, 11/01/18 (Call 11/01/13)	USD	100	106,625
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	USD	100	103,038
Denbury Resources Inc.
8.25%, 02/15/20 (Call 02/15/15)	USD	100	113,000
DISH DBS Corp.
4.63%, 07/15/17	USD	100	102,833
5.88%, 07/15/22	USD	150	157,312
6.75%, 06/01/21	USD	150	166,625
7.88%, 09/01/19	USD	150	175,875
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	100	113,000
E*Trade Financial Corp.
12.50%, 11/30/17 (Call 11/30/12)	USD	150	169,875
Edison Mission Energy
7.00%, 05/15/17[b]	USD	100	48,625
El Paso Corp.
7.00%, 06/15/17	USD	100	114,000
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)[b]	USD	100	107,871

Security	Principal (000s)		Value

Energy Future Holdings Corp.
10.00%, 01/15/20 (Call 01/15/15)	USD	150	$163,312
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
11.75%, 03/01/22 (Call 03/01/17)[a]	USD	50	51,750
Energy Transfer Equity LP
7.50%, 10/15/20	USD	150	170,125
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	USD	100	112,583
EP Energy LLC/EP Energy Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)[a]	USD	100	110,458
Equinix Inc.
7.00%, 07/15/21 (Call 07/15/16)	USD	100	110,750
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[a]	USD	150	154,875
8.25%, 01/15/21 (Call 01/15/16)[a]	USD	100	99,833
11.25%, 03/31/16 (Call 11/30/12)[b]	USD	100	97,000
12.63%, 01/15/21 (Call 01/15/16)	USD	150	155,062

Freescale Semiconductor Inc.
9.25%, 04/15/18 (Call 04/15/14)[a]	USD	200	212,250
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	USD	200	210,500
Frontier Communications Corp.
8.25%, 04/15/17	USD	200	230,800
8.50%, 04/15/20	USD	100	115,333
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	114,350

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20 (Call 08/15/15)	USD	100	$108,750
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	108,514
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	USD	250	158,333
11.25%, 06/01/17 (Call 06/01/13)	USD	150	161,531
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	USD	100	107,550
HCA Inc.
5.88%, 05/01/23	USD	100	101,179
6.50%, 02/15/20	USD	400	441,750
8.50%, 04/15/19 (Call 04/15/14)	USD	150	168,460
HD Supply Inc.
11.00%, 04/15/20 (Call 04/15/16)[a]	USD	100	113,625
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)	USD	100	107,625
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	USD	150	159,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)[b]	USD	100	89,750
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)[b]	USD	100	109,417
Hughes Satellite Systems Corp.
7.63%, 06/15/21	USD	100	111,000
Huntsman International LLC
5.50%, 06/30/16 (Call 11/30/12)[b]	USD	100	100,125

Security	Principal (000s)		Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 01/15/13)[b]	USD	100	$104,620
8.00%, 01/15/18 (Call 01/15/14)	USD	100	107,500

Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	110,000
International Lease Finance Corp.
4.88%, 04/01/15	USD	200	207,125
5.65%, 06/01/14	USD	100	104,592
8.25%, 12/15/20	USD	200	235,500
8.75%, 03/15/17	USD	200	233,000
iStar Financial Inc.
5.95%, 10/15/13	USD	25	25,500
Jabil Circuit Inc.
4.70%, 09/15/22	USD	100	99,792
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	USD	100	106,350
Lennar Corp.
4.75%, 12/15/17[a]	USD	100	104,313
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	USD	200	215,500
Limited Brands Inc.
6.90%, 07/15/17	USD	200	229,000
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a]	USD	200	200,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.75%, 11/01/20 (Call 11/01/15)	USD	150	163,000
Masco Corp.
6.13%, 10/03/16	USD	150	165,375
McClatchy Co. (The)
11.50%, 02/15/17 (Call 02/15/13)	USD	100	107,438

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)	USD	100	$109,333
MGM Resorts International
7.50%, 06/01/16	USD	100	106,417
8.63%, 02/01/19[a,b]	USD	150	162,375
9.00%, 03/15/20 (Call 03/15/14)	USD	100	111,550
MPM Escrow LLC/MPM Finance Escrow Corp.
8.88%, 10/15/20 (Call 10/15/15)[a]	USD	50	48,875
Mylan Inc.
6.00%, 11/15/18 (Call 11/15/14)[a]	USD	200	213,667

Newfield Exploration Co.
5.75%, 01/30/22	USD	100	107,938
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	USD	50	49,490
NRG Energy Inc.
7.63%, 05/15/19 (Call 05/15/14)	USD	250	264,375
8.25%, 09/01/20 (Call 09/01/15)[b]	USD	50	55,000
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[a]	USD	50	50,284
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/01/15)	USD	100	107,000
Offshore Group Investments Ltd.
11.50%, 08/01/15 (Call 02/01/13)	USD	46	50,744
Peabody Energy Corp.
6.00%, 11/15/18	USD	150	156,187
Pinnacle Foods Finance LLC
9.25%, 04/01/15 (Call 11/30/12)	USD	113	115,401

Security	Principal (000s)		Value

Plains Exploration & Production Co.
6.63%, 05/01/21 (Call 05/01/16)[b]	USD	100	$100,300
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)[a]	USD	50	53,150
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 11/30/12)	USD	100	97,250
R.R. Donnelley & Sons Co.
8.25%, 03/15/19	USD	100	102,792
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[b]	USD	100	104,417
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	USD	100	110,000
Realogy Corp.
7.88%, 02/15/19 (Call 02/15/15)[a]	USD	100	106,750
Regency Energy Partners LP/Regency Energy Finance Corp.
6.88%, 12/01/18 (Call 12/01/14)	USD	100	107,650
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19 (Call 10/15/14)	USD	350	372,531
9.88%, 08/15/19 (Call 08/15/15)	USD	150	156,937
Rite Aid Corp.
9.50%, 06/15/17 (Call 11/30/12)	USD	150	153,281
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	108,875
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	USD	150	158,156

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	$104,500
8.00%, 06/01/18 (Call 06/01/13)[a]	USD	200	209,250
Seagate HDD Cayman
7.75%, 12/15/18 (Call 12/15/14)	USD	100	108,687
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	USD	100	109,500
Sears Holdings Corp.
6.63%, 10/15/18	USD	100	93,875
ServiceMaster Co.
8.00%, 02/15/20 (Call 02/15/15)	USD	50	52,625
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)[b]	USD	100	104,400
Springleaf Finance Corp.
6.90%, 12/15/17	USD	150	132,125
Sprint Nextel Corp.
7.00%, 08/15/20	USD	50	55,063
9.00%, 11/15/18[a]	USD	150	185,625
9.13%, 03/01/17	USD	150	176,250
11.50%, 11/15/21	USD	100	132,875
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	116,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)[a]	USD	84	90,090
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a]	USD	50	50,438
7.38%, 11/15/18 (Call 11/15/13)	USD	100	107,469
SUPERVALU Inc.
8.00%, 05/01/16[b]	USD	50	47,688

Security	Principal (000s)		Value

Tenet Healthcare Corp.
8.88%, 07/01/19 (Call 07/01/14)	USD	150	$168,500
Terex Corp.
8.00%, 11/15/17 (Call 11/30/12)	USD	100	104,208
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	52,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	USD	150	111,500
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	USD	100	108,350
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	USD	150	165,141
United Rentals (North America) Inc.
8.38%, 09/15/20 (Call 09/15/15)[b]	USD	100	109,083
United States Steel Corp.
7.38%, 04/01/20[b]	USD	100	100,500
Univision Communications Inc.
6.88%, 05/15/19 (Call 05/15/15)[a]	USD	150	153,094
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a]	USD	150	159,844
UR Financing Escrow Corp.
7.38%, 05/15/20 (Call 05/15/16)[a]	USD	150	162,750
USG Corp.
6.30%, 11/15/16	USD	100	101,917
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18 (Call 12/01/14)[a,b]	USD	200	213,625

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)		Value

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	USD	100	$103,667
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	113,083
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	USD	100	104,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[a]	USD	75	78,563
Windstream Corp.
7.75%, 10/15/20 (Call 10/15/15)	USD	200	215,917
WMG Acquisition Corp.
9.50%, 06/15/16 (Call 06/15/13)	USD	100	109,979
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	107,250
Wynn Las Vegas LLC
7.75%, 08/15/20 (Call 08/15/15)	USD	100	112,000
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[a]	USD	150	165,625

Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)	USD	100	111,625

			23,168,793

TOTAL CORPORATE BONDS & NOTES (Cost: $34,492,557)			35,259,650

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.62%

MONEY MARKET FUNDS — 8.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[f,g,h]	2,410,453	$2,410,453
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[f,g,h]	219,817	219,817
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[f,g]	489,164	489,164

		3,119,434

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,119,434)		3,119,434

TOTAL INVESTMENTS IN SECURITIES — 106.11% (Cost: $37,611,991)		38,379,084
Other Assets, Less Liabilities — (6.11)%		(2,209,651)

NET ASSETS — 100.00%		$36,169,433

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities

iSHARES®, INC.

October 31, 2012

	iShares Emerging Markets Corporate Bond Fund	iShares Emerging Markets High Yield Bond Fund	iShares Emerging Markets Local Currency Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$20,204,381	$159,838,677	$200,551,110
Affiliated (Note 2)	95,563	1,763,512	980,191

Total cost of investments	$20,299,944	$161,602,189	$201,531,301

Investments in securities, at fair value (Note 1):
Unaffiliated	$20,777,837	$159,357,053	$202,588,107
Affiliated (Note 2)	95,563	1,763,512	980,191

Total fair value of investments	20,873,400	161,120,565	203,568,298
Foreign currencies, at value[a]	—	—	630,029
Cash	8,764	64,786	—
Receivables:
Investment securities sold	—	1,846,260	—
Due from custodian (Note 4)	—	28,715,161	—
Interest	298,799	3,233,295	3,646,867

Total Assets	21,180,963	194,980,067	207,845,194

LIABILITIES
Payables:
Investment securities purchased	—	28,715,161	—
Due to custodian	—	—	57
Deferred foreign capital gains taxes (Note 1)	—	—	16,030
Investment advisory fees (Note 2)	10,728	33,870	75,623

Total Liabilities	10,728	28,749,031	91,710

NET ASSETS	$21,170,235	$166,231,036	$207,753,484

Net assets consist of:
Paid-in capital	$20,532,606	$166,529,529	$206,065,597
Undistributed net investment income	59,562	206,711	—
Undistributed net realized gain (accumulated net realized loss)	4,611	(23,580)	(327,335)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	573,456	(481,624)	2,015,222

NET ASSETS	$21,170,235	$166,231,036	$207,753,484

Shares outstanding[b]	400,000	3,100,000	4,000,000

Net asset value per share	$52.93	$53.62	$51.94

[a]	Cost of foreign currencies: $ —, $ — and $635,052, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

October 31, 2012

	iShares Global ex USD High Yield Corporate Bond Fund	iShares Global High Yield Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$24,420,353	$34,492,557
Affiliated (Note 2)	3,463	3,119,434

Total cost of investments	$24,423,816	$37,611,991

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$25,135,571	$35,259,650
Affiliated (Note 2)	3,463	3,119,434

Total fair value of investments	25,139,034	38,379,084
Foreign currencies, at value[b]	180,090	163,225
Receivables:
Investment securities sold	293,113	—
Interest	636,476	741,854

Total Assets	26,248,713	39,284,163

LIABILITIES
Payables:
Investment securities purchased	235,756	472,230
Collateral for securities on loan (Note 5)	—	2,630,270
Investment advisory fees (Note 2)	8,755	12,230

Total Liabilities	244,511	3,114,730

NET ASSETS	$26,004,202	$36,169,433

Net assets consist of:
Paid-in capital	$25,186,470	$35,247,464
Undistributed net investment income	165,707	187,869
Accumulated net realized loss	(75,095)	(36,747)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	727,120	770,847

NET ASSETS	$26,004,202	$36,169,433

Shares outstanding[c]	500,000	700,000

Net asset value per share	$52.01	$51.67

[a]	Securities on loan with values of $ — and $2,513,040, respectively. See Note 5.
[b]	Cost of foreign currencies: $180,421 and $163,735, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations

iSHARES®, INC.

Period ended October 31, 2012

	iShares Emerging Markets Corporate Bond Fund[a]	iShares Emerging Markets High Yield Bond Fund[b]	iShares Emerging Markets Local Currency Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[c]	$307,160	$758,109	$2,484,564
Interest — affiliated (Note 2)	35	230	462

	307,195	758,339	2,485,026
Less: Other foreign taxes (Note 1)	—	—	(31)

Total investment income	307,195	758,339	2,484,995

EXPENSES
Investment advisory fees (Note 2)	41,205	82,350	288,363

Total expenses	41,205	82,350	288,363

Net investment income	265,990	675,989	2,196,632

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[d]	4,611	(23,580)	(373,949)
Foreign currency transactions	—	—	(1,507,755)

Net realized gain (loss)	4,611	(23,580)	(1,881,704)

Net change in unrealized appreciation/depreciation on:
Investments[e]	573,456	(481,624)	1,319,339
Translation of assets and liabilities in foreign currencies	—	—	(20,565)

Net change in unrealized appreciation/depreciation	573,456	(481,624)	1,298,774

Net realized and unrealized gain (loss)	578,067	(505,204)	(582,930)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$844,057	$170,785	$1,613,702

[a]	For the period from April 17, 2012 (commencement of operations) to October 31, 2012.
[b]	For the period from April 3, 2012 (commencement of operations) to October 31, 2012.
[c]	Net of foreign withholding tax of $ —, $ — and $114,297, respectively.
[d]	Net of foreign capital gains taxes of $ —, $ — and $378, respectively.
[e]	Net of deferred foreign capital gains taxes of $ —, $ — and $15,195, respectively.

See notes to financial statements.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Period ended October 31, 2012

	iShares Global ex USD High Yield Corporate Bond Fund[a]	iShares Global High Yield Corporate Bond Fund[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$1,026,953	$1,092,148
Interest — affiliated (Note 2)	21	239
Securities lending income — affiliated (Note 2)	—	3,497

Total investment income	1,026,974	1,095,884

EXPENSES
Investment advisory fees (Note 2)	77,202	90,198

Total expenses	77,202	90,198
Less investment advisory fees waived (Note 2)	(21,055)	(24,599)

Net expenses	56,147	65,599

Net investment income	970,827	1,030,285

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(238,599)	(42,665)
Foreign currency transactions	(15,901)	11,845

Net realized loss	(254,500)	(30,820)

Net change in unrealized appreciation/depreciation on:
Investments	715,218	767,093
Translation of assets and liabilities in foreign currencies	11,902	3,754

Net change in unrealized appreciation/depreciation	727,120	770,847

Net realized and unrealized gain	472,620	740,027

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,443,447	$1,770,312

[a]	For the period from April 3, 2012 (commencement of operations) to October 31, 2012.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond Fund	iShares Emerging Markets High Yield Bond Fund
	Period from April 17, 2012[a] to October 31, 2012	Period from April 3, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$265,990	$675,989
Net realized gain (loss)	4,611	(23,580)
Net change in unrealized appreciation/depreciation	573,456	(481,624)

Net increase in net assets resulting from operations	844,057	170,785

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(206,428)	(469,278)

Total distributions to shareholders	(206,428)	(469,278)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,532,606	166,529,529

Net increase in net assets from capital share transactions	20,532,606	166,529,529

INCREASE IN NET ASSETS	21,170,235	166,231,036

NET ASSETS
Beginning of period	—	—

End of period	$21,170,235	$166,231,036

Undistributed net investment income included in net assets at end of period	$59,562	$206,711

SHARES ISSUED
Shares sold	400,000	3,100,000

Net increase in shares outstanding	400,000	3,100,000

[a]	Commencement of operations.

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond Fund		iShares Global ex USD High Yield Corporate Bond Fund
	Year ended October 31, 2012	Period from October 18, 2011[a] to October 31, 2011	Period from April 3, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,196,632	$13,024	$970,827
Net realized loss	(1,881,704)	(301,685)	(254,500)
Net change in unrealized appreciation/depreciation	1,298,774	716,448	727,120

Net increase in net assets resulting from operations	1,613,702	427,787	1,443,447

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(642,268)	—	(625,715)
Return of capital	(867,033)	—	—

Total distributions to shareholders	(1,509,301)	—	(625,715)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	176,968,127	30,253,169	25,186,470

Net increase in net assets from capital share transactions	176,968,127	30,253,169	25,186,470

INCREASE IN NET ASSETS	177,072,528	30,680,956	26,004,202

NET ASSETS
Beginning of period	30,680,956	—	—

End of period	$207,753,484	$30,680,956	$26,004,202

Undistributed net investment income included in net assets at end of period	$—	$5	$165,707

SHARES ISSUED
Shares sold	3,400,000	600,000	500,000

Net increase in shares outstanding	3,400,000	600,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

iShares Global High Yield Corporate Bond Fund
Period from April 3, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,030,285
Net realized loss	(30,820)
Net change in unrealized appreciation/depreciation	770,847

Net increase in net assets resulting from operations	1,770,312

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(848,343)

Total distributions to shareholders	(848,343)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,247,464

Net increase in net assets from capital share transactions	35,247,464

INCREASE IN NET ASSETS	36,169,433

NET ASSETS
Beginning of period	—

End of period	$36,169,433

Undistributed net investment income included in net assets at end of period	$187,869

SHARES ISSUED
Shares sold	700,000

Net increase in shares outstanding	700,000

[a]	Commencement of operations.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Emerging Markets Corporate Bond Fund

Period from Apr. 17, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	1.07
Net realized and unrealized gain[c]	2.76

Total from investment operations	3.83

Less distributions from:
Net investment income	(0.90)

Total distributions	(0.90)

Net asset value, end of period	$52.93

Total return	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,170
Ratio of expenses to average net assets[e]	0.60%
Ratio of net investment income to average net assets[e]	3.87%
Portfolio turnover rate[f]	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Emerging Markets High Yield Bond Fund

Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.02

Income from investment operations:
Net investment income[b]	1.60
Net realized and unrealized gain[c]	3.40

Total from investment operations	5.00

Less distributions from:
Net investment income	(1.40)

Total distributions	(1.40)

Net asset value, end of period	$53.62

Total return	10.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$166,231
Ratio of expenses to average net assets[e]	0.65%
Ratio of net investment income to average net assets[e]	5.34%
Portfolio turnover rate[f]	40%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Local Currency Bond Fund

	Year ended Oct. 31, 2012	Period from Oct. 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$51.13	$49.85

Income from investment operations:
Net investment income[b]	2.31	0.02
Net realized and unrealized gain[c]	0.41	1.26

Total from investment operations	2.72	1.28

Less distributions from:
Net investment income	(0.81)	—
Return of capital	(1.10)	—

Total distributions	(1.91)	—

Net asset value, end of period	$51.94	$51.13

Total return	5.48%	2.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$207,753	$30,681
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.57%	1.21%
Portfolio turnover rate[f]	61%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended October 31, 2012 is 61%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Global ex USD High Yield Corporate Bond Fund

Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.14

Income from investment operations:
Net investment income[b]	1.94
Net realized and unrealized gain[c]	1.18

Total from investment operations	3.12

Less distributions from:
Net investment income	(1.25)

Total distributions	(1.25)

Net asset value, end of period	$52.01

Total return	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,004
Ratio of expenses to average net assets[e]	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%
Ratio of net investment income to average net assets[e]	6.92%
Portfolio turnover rate[f]	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Global High Yield Corporate Bond Fund

Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	1.82
Net realized and unrealized gain[c]	1.35

Total from investment operations	3.17

Less distributions from:
Net investment income	(1.50)

Total distributions	(1.50)

Net asset value, end of period	$51.67

Total return	6.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,169
Ratio of expenses to average net assets[e]	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%
Ratio of net investment income to average net assets[e]	6.28%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Emerging Markets Corporate[a]	Non-diversified
Emerging Markets High Yield[b]	Non-diversified
Emerging Markets Local Currency	Non-diversified
Global ex USD High Yield Corporate[b]	Non-diversified
Global High Yield Corporate[b]	Non-diversified

[a]	Fund commenced operations on April 17, 2012.
[b]	Fund commenced operations on April 3, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES®, INC.

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Emerging Markets Corporate
Assets:
Corporate Bonds & Notes	$—	$13,191,384	$—	$13,191,384
Foreign Agency Obligations	—	7,586,453	—	7,586,453
Short-Term Investments	95,563	—	—	95,563

	$95,563	$20,777,837	$—	$20,873,400

Emerging Markets High Yield
Assets:
Corporate Bonds & Notes	$—	$43,146,630	$—	$43,146,630
Foreign Agency Obligations	—	14,971,817	—	14,971,817
Foreign Government Obligations	—	101,238,606	—	101,238,606
Short-Term Investments	1,763,512	—	—	1,763,512

	$1,763,512	$159,357,053	$—	$161,120,565

Emerging Markets Local Currency
Assets:
Foreign Government Obligations	$—	$202,588,107	$—	$202,588,107
Short-Term Investments	980,191	—	—	980,191

	$980,191	$202,588,107	$—	$203,568,298

Global ex USD High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$25,135,571	$—	$25,135,571
Short-Term Investments	3,463	—	—	3,463

	$3,463	$25,135,571	$—	$25,139,034

Global High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$35,259,650	$—	$35,259,650
Short-Term Investments	3,119,434	—	—	3,119,434

	$3,119,434	$35,259,650	$—	$38,379,084

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Emerging Markets Local Currency Bond Fund, iShares Global ex USD High Yield Corporate Bond Fund and iShares Global High Yield Corporate Bond Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Emerging Markets Corporate	0.60%
Emerging Markets High Yield	0.65
Emerging Markets Local Currency	0.60
Global ex USD High Yield Corporate	0.55
Global High Yield Corporate	0.55

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Global ex USD High Yield Corporate Bond Fund and the iShares Global High Yield Corporate Bond Fund through December 31, 2014 in order to limit total annual operating expenses to 0.40% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

For the period ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Global High Yield Corporate	$1,883

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2012 were as follows:

iShares Bond Fund	Purchases	Sales
Emerging Markets Corporate	$14,189,930	$3,594,721
Emerging Markets High Yield	22,550,007	13,237,916
Emerging Markets Local Currency	203,777,517	31,882,462
Global ex USD High Yield Corporate	11,093,661	4,199,187
Global High Yield Corporate	20,344,642	2,809,944

In-kind transactions (see Note 4) for the period ended October 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases
Emerging Markets Corporate	$9,673,628
Emerging Markets High Yield	150,593,662
Global ex USD High Yield Corporate	17,728,325
Global High Yield Corporate	17,061,262

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2012, attributable to foreign currency transactions, were reclassified to the following accounts:

iShares Bond Fund	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Emerging Markets Local Currency	(1,554,369)	1,554,369
Global ex USD High Yield Corporate	(179,405)	179,405
Global High Yield Corporate	5,927	(5,927)

The tax character of distibutions paid during the period ended October 31, 2012 was as follows:

iShares Bond Fund	2012
Emerging Markets Corporate
Ordinary income	$206,428

Emerging Markets High Yield
Ordinary income	$469,278

Emerging Markets Local Currency
Ordinary income	$642,268
Return of capital	867,033

$1,509,301

Global ex USD High Yield Corporate
Ordinary income	$625,715

Global High Yield Corporate
Ordinary income	$848,343

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of October 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Emerging Markets Corporate	$66,860	$—	$—	$570,769	$637,629
Emerging Markets High Yield	206,711	—	(11,104)	(494,100)	(298,493)
Emerging Markets Local Currency	—	—	(123,087)	1,810,974	1,687,887
Global ex USD High Yield Corporate	165,707	—	(75,095)	727,120	817,732
Global High Yield Corporate	187,869	—	(36,747)	770,847	921,969

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sale.

As of October 31, 2012, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Bond Fund	Non- Expiring
Emerging Markets Corporate	$—
Emerging Markets High Yield	11,104
Emerging Markets Local Currency	123,087
Global ex USD High Yield Corporate	75,095
Global High Yield Corporate	36,747

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate	$20,302,631	$584,982	$(14,213)	$570,769
Emerging Markets High Yield	161,614,665	824,783	(1,318,883)	(494,100)
Emerging Markets Local Currency	201,735,549	2,955,159	(1,122,410)	1,832,749
Global ex USD High Yield Corporate	24,423,816	905,544	(190,326)	715,218
Global High Yield Corporate	37,611,991	1,009,589	(242,496)	767,093

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Emerging Markets Corporate Bond Fund, iShares Emerging Markets High Yield Bond Fund, iShares Emerging Markets Local Currency Bond Fund, iShares Global ex USD High Yield Corporate Bond Fund and iShares Global High Yield Corporate Bond Fund (the “Funds”), at October 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	69

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended October 31, 2012, the iShares Emerging Markets Local Currency Bond Fund earned foreign source income of $2,598,861 and paid foreign taxes of $114,297 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

iShares Emerging Markets Local Currency Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES®, INC.

performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES®, INC.

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Emerging Markets Corporate	$0.88771	$—	$0.01197	$0.89968	99%	—%	1%		100%
Emerging Markets High Yield	1.38656	—	0.01736	1.40392	99	—	1		100
Emerging Markets Local Currency	1.91202	—	—	1.91202	100	—	—		100
Global ex USD High Yield Corporate	1.25143	—	—	1.25143	100	—	—		100
Global High Yield Corporate	1.50361	—	0.00028	1.50389	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Emerging Markets Corporate Bond Fund

Period Covered: July 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	1.59%
Greater than 2.5% and Less than 3.0%	4	6.35
Greater than 2.0% and Less than 2.5%	6	9.52
Greater than 1.5% and Less than 2.0%	4	6.35
Greater than 1.0% and Less than 1.5%	16	25.40
Greater than 0.5% and Less than 1.0%	26	41.27
Between 0.5% and –0.5%	6	9.52

	63	100.00%

iShares Emerging Markets High Yield Bond Fund

Period Covered: July 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	20	31.75%
Greater than 0.5% and Less than 1.0%	41	65.08
Between 0.5% and –0.5%	2	3.17

	63	100.00%

SUPPLEMENTAL INFORMATION	75

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares Emerging Markets Local Currency Bond Fund

Period Covered: January 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5% and Less than 5.0%	1	0.53%
Greater than 4.0% and Less than 4.5%	1	0.53
Greater than 3.5% and Less than 4.0%	3	1.60
Greater than 3.0% and Less than 3.5%	1	0.53
Greater than 2.5% and Less than 3.0%	2	1.06
Greater than 2.0% and Less than 2.5%	20	10.64
Greater than 1.5% and Less than 2.0%	41	21.81
Greater than 1.0% and Less than 1.5%	81	43.09
Greater than 0.5% and Less than 1.0%	32	17.02
Between 0.5% and –0.5%	6	3.19

	188	100.00%

iShares Global ex USD High Yield Corporate Bond Fund

Period Covered: July 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	6.35%
Greater than 0.5% and Less than 1.0%	26	41.27
Between 0.5% and –0.5%	33	52.38

	63	100.00%

iShares Global High Yield Corporate Bond Fund

Period Covered: July 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	3.17%
Greater than 1.5% and Less than 2.0%	1	1.59
Greater than 1.0% and Less than 1.5%	11	17.46
Greater than 0.5% and Less than 1.0%	33	52.38
Between 0.5% and –0.5%	16	25.40

	63	100.00%

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons of the Company (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of October 31, 2012) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.

DIRECTOR AND OFFICER INFORMATION	77

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Trust, iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2000); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	79

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited or Morningstar, Inc., nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds uses to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-102-1012

Item 2. Code of Ethics.

iShares, Inc. (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Directors as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended October 31, 2012, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the five series of the Registrant for which the fiscal year-end is October 31, 2012 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements, were $12,320 for the fiscal period from the commencement of operations on October 18, 2011 through October 31, 2011 and $54,000 for the fiscal year ended October 31, 2012.

(b)	Audit-Related Fees – There were no fees billed for the fiscal period from the commencement of operations on October 18, 2011 through October 31, 2011 and for the fiscal year ended October 31, 2012 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – There were no fees billed for the fiscal period from the commencement of operations on October 18, 2011 through October 31, 2011. For the fiscal year ended October 31, 2012, $3,511 were billed for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations.

(d)	All Other Fees – There were no other fees billed for the fiscal period from the commencement of operations on October 18, 2011 through October 31, 2011 and for the fiscal year ended October 31, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	There were no non-audit fees billed for the fiscal period from the commencement of operations on October 18, 2011 through October 31, 2011. For the fiscal year ended October 31, 2012, $3,740,131 were billed by the Registrant’s principal accountant for services rendered to the Registrant’s, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 19, 2012